INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Other intangible assets	$ 250,908	$ 48,601	$ 25,541
Less: Accumulated amortization	(91,331)	(15,278)	(5,670)
Total intangible assets, net	$ 159,577	$ 33,323	$ 19,871